Expense Example - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - Fidelity New York Municipal Income Fund	Apr. 01, 2025 USD ($)
Fidelity Advisor New York Municipal Income Fund - Class A
Expense Example:
1 year	$ 474
3 years	630
5 years	800
10 years	1,293
Fidelity Advisor New York Municipal Income Fund - Class C
Expense Example:
1 year	248
3 years	459
5 years	792
10 years	1,545
Fidelity Advisor New York Municipal Income Fund - Class M
Expense Example:
1 year	470
3 years	618
5 years	779
10 years	1,247
Fidelity Advisor New York Municipal Income Fund - Class I
Expense Example:
1 year	53
3 years	167
5 years	291
10 years	653
Fidelity Advisor New York Municipal Income Fund - Class Z
Expense Example:
1 year	42
3 years	132
5 years	230
10 years	$ 518